                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-6102
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                              MFS SERIES TRUST VI
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: October 31
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                    Date of reporting period: July 31, 2005
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

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Mutual Funds
QUARTERLY PORTFOLIO HOLDINGS 07/31/2005

MFS(R) GLOBAL TOTAL RETURN FUND

[graphic omitted]


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Global Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 07/31/2005

ISSUER                                                                                              SHARES                $ VALUE
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
STOCKS - 62.1%
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AEROSPACE - 1.4%
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Lockheed Martin Corp.                                                                               57,660           $  3,597,984
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Northrop Grumman Corp.                                                                              43,780              2,427,601
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United Technologies Corp.                                                                           38,300              1,941,810
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                                                                                                                     $  7,967,395
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AIRLINES - 0.2%
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easyJet Airline Co. Ltd.*                                                                          271,580           $  1,150,020
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ALCOHOLIC BEVERAGES - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Diageo PLC                                                                                         194,910           $  2,694,623
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APPAREL MANUFACTURERS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Sanyo Shokai Ltd.^                                                                                 336,000           $  1,976,147
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AUTOMOTIVE - 2.3%
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Autoliv, Inc.^                                                                                      27,590           $  1,229,753
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Bayerische Motoren Werke AG                                                                         52,700              2,478,249
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Compagnie Generale des Etablissements Michelin                                                      21,500              1,326,417
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PSA Peugeot Citroen S.A.^                                                                           40,880              2,633,637
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Renault S.A.^                                                                                       23,920              2,193,984
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Toyota Motor Corp.                                                                                  87,100              3,304,321
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                                                                                                                     $ 13,166,361
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BANKS & CREDIT COMPANIES - 8.8%
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Aiful Corp.                                                                                         27,700           $  2,000,419
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American Express Co.                                                                                36,000              1,980,000
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Bank of America Corp.                                                                              151,766              6,616,998
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BNP Paribas                                                                                         36,400              2,634,283
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Citigroup, Inc.                                                                                    123,786              5,384,691
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Credit Agricole S.A.^                                                                              122,190              3,351,867
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                                          66,560              3,718,042
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Freddie Mac                                                                                         16,320              1,032,730
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Grupo Financiero Inbursa S.A. de C.V                                                               325,100                730,096
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Hana Bank                                                                                           53,500              1,707,002
---------------------------------------------------------------------------------------------------------------------------------
Irish Life & Permanent PLC                                                                          72,250              1,306,095
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MBNA Corp.                                                                                          41,870              1,053,449
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Nordea Bank AB                                                                                     248,560              2,385,489
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PNC Financial Services Group, Inc.                                                                  41,540              2,277,223
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Royal Bank of Scotland Group PLC                                                                   108,805              3,241,929
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SunTrust Banks, Inc.                                                                                54,210              3,942,151
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Takefuji Corp.                                                                                      70,270              4,555,348
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Wells Fargo & Co.                                                                                   27,170              1,666,608
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                                                                                                                     $ 49,584,420
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BROADCAST & CABLE TV - 1.3%
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PagesJaunes S.A                                                                                    105,450           $  2,583,054
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Premiere AG^*                                                                                       25,810                883,368
---------------------------------------------------------------------------------------------------------------------------------
Tokyo Broadcasting System, Inc.                                                                    102,800              1,764,700
---------------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                                                   70,346              2,355,888
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  7,587,010
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                                            15,040           $  1,215,533
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                           54,440              5,851,211
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Lehman Brothers Holdings, Inc.                                                                      11,630              1,222,662
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Mellon Financial Corp.                                                                              60,500              1,842,830
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Merrill Lynch & Co., Inc.                                                                           25,750              1,513,585
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 11,645,821
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BUSINESS SERVICES - 0.5%
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Accenture Ltd., "A"*                                                                               119,940           $  3,003,298
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CHEMICALS - 1.5%
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Dow Chemical Co.                                                                                    37,170           $  1,782,302
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E.I. du Pont de Nemours & Co.                                                                       40,300              1,720,004
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Nalco Holding Co.*                                                                                  46,750              1,002,788
---------------------------------------------------------------------------------------------------------------------------------
Syngenta AG                                                                                         38,540              4,023,308
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                                                                                                                     $  8,528,402
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CONSTRUCTION - 1.7%
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Geberit AG                                                                                           2,700           $  1,815,857
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Italcementi S.p.A                                                                                  197,740              2,289,924
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Italcementi S.p.A. - Ordinary^                                                                      52,300                847,732
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Masco Corp.                                                                                         81,150              2,751,797
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Sekisui Chemical Co. Ltd.                                                                          298,000              1,923,030
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                                                                                                                     $  9,628,340
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CONSUMER GOODS & SERVICES - 0.4%
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Kimberly-Clark Corp.                                                                                26,300           $  1,676,888
---------------------------------------------------------------------------------------------------------------------------------
Unicharm Corp.                                                                                      21,600                832,841
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,509,729
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ELECTRICAL EQUIPMENT - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                                                         16,360           $  1,056,529
---------------------------------------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                                                18,100              1,190,980
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                                                                                                                     $  2,247,509
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ELECTRONICS - 1.2%
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CANON, Inc.                                                                                         25,000           $  1,230,766
---------------------------------------------------------------------------------------------------------------------------------
Ricoh Co., Ltd.                                                                                    112,000              1,707,178
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Royal Philips Electronics N.V                                                                       34,420                935,008
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Samsung Electronics Co. Ltd.                                                                         5,720              3,144,349
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                                                                                                                     $  7,017,301
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ENERGY - INDEPENDENT - 2.2%
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Cairn Energy PLC*                                                                                   38,260           $  1,009,433
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CNOOC Ltd.                                                                                       2,905,500              2,017,575
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Devon Energy Corp.                                                                                  24,310              1,363,548
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EnCana Corp.                                                                                        58,900              2,429,556
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EOG Resources, Inc.                                                                                 26,590              1,624,649
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Neste Oil OYJ*                                                                                      37,695              1,048,669
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Unocal Corp.                                                                                        42,900              2,782,065
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                                                                                                                     $ 12,275,495
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ENERGY - INTEGRATED - 4.9%
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BP PLC, ADR                                                                                        104,276           $  6,869,703
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ConocoPhillips                                                                                      81,490              5,100,459
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Exxon Mobil Corp.                                                                                   31,140              1,829,475
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Repsol YPF S.A.^                                                                                    75,850              2,127,619
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Statoil A.S.A.^                                                                                    117,100              2,546,280
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TOTAL S.A., ADR^                                                                                    71,010              8,876,250
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                                                                                                                     $ 27,349,786
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FOOD & DRUG STORES - 1.0%
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Carrefour S.A                                                                                       50,030           $  2,363,616
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Lawson, Inc.                                                                                        40,100              1,439,029
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William Morrison Supermarkets PLC                                                                  523,910              1,753,164
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                                                                                                                     $  5,555,809
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FOOD & NON-ALCOHOLIC BEVERAGES - 3.2%
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Archer Daniels Midland Co.^                                                                         95,500           $  2,190,770
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H.J. Heinz Co.                                                                                      30,840              1,134,295
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Kellogg Co.                                                                                         45,570              2,064,777
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Nestle S.A                                                                                          25,391              6,966,562
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Sara Lee Corp.                                                                                      64,430              1,284,090
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Unilever PLC                                                                                       438,760              4,248,402
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                                                                                                                     $ 17,888,896
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FOREST & PAPER PRODUCTS - 0.4%
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International Paper Co.                                                                             62,640           $  1,979,424
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INSURANCE - 3.8%
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AFLAC, Inc.                                                                                         32,320           $  1,457,632
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Allstate Corp.                                                                                      90,910              5,569,147
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Aviva PLC                                                                                          142,750              1,642,083
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Benfield Group PLC                                                                                 248,680              1,185,363
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Chubb Corp.^                                                                                        10,810                960,144
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Hartford Financial Services Group, Inc.^                                                            27,340              2,202,784
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Jardine Lloyd Thompson Group PLC                                                                   250,570              1,778,336
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MetLife, Inc.                                                                                      115,350              5,668,299
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Riunione Adriatica di Sicurta S.p.A                                                                 57,200              1,145,066
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                                                                                                                     $ 21,608,854
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LEISURE & TOYS - 0.5%
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Heiwa Corp.^                                                                                        73,200           $  1,035,065
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Nintendo Co. Ltd.                                                                                   16,200              1,702,226
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                                                                                                                     $  2,737,291
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MACHINERY & TOOLS - 2.0%
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ASSA ABLOY AB, "B"                                                                                 120,300           $  1,642,712
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Deere & Co.                                                                                         42,240              3,105,907
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Fanuc Ltd.                                                                                          19,200              1,360,224
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Finning International, Inc.##                                                                       24,750                768,260
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Hyundai Mobis                                                                                       16,520              1,205,772
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Illinois Tool Works, Inc.                                                                           20,690              1,772,099
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Sandvik AB                                                                                          39,760              1,590,369
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                                                                                                                     $ 11,445,343
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MEDICAL EQUIPMENT - 0.2%
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Baxter International, Inc.                                                                          23,660           $    929,128
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METALS & MINING - 0.6%
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Anglo American PLC                                                                                 125,320           $  3,174,126
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NATURAL GAS - DISTRIBUTION - 0.9%
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Gaz de France*                                                                                      31,800           $  1,044,784
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Tokyo Gas Co. Ltd.                                                                               1,039,000              3,784,069
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                                                                                                                     $  4,828,853
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NETWORK & TELECOM - 0.1%
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ZTE Corp.                                                                                          149,400           $    427,025
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OIL SERVICES - 0.4%
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Noble Corp.                                                                                         13,900           $    933,802
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Tenaris S.A., ADR^                                                                                  12,600              1,182,762
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                                                                                                                     $  2,116,564
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PHARMACEUTICALS - 3.8%
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Abbott Laboratories                                                                                 45,200           $  2,107,676
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AstraZeneca PLC                                                                                     49,790              2,240,185
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Johnson & Johnson                                                                                   48,020              3,071,359
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Merck & Co., Inc.                                                                                   98,580              3,061,895
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Pfizer, Inc.                                                                                        20,707                548,736
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Roche Holding AG                                                                                    13,760              1,871,121
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Sanofi-Aventis^                                                                                     28,990              2,509,532
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Schering AG                                                                                         21,900              1,378,993
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Tanabe Seiyaku Co. Ltd.                                                                            205,000              1,922,750
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Wyeth                                                                                               51,980              2,378,085
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                                                                                                                     $ 21,090,332
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PRINTING & PUBLISHING - 0.6%
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Tribune Co.                                                                                         31,900           $  1,164,350
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Yell Group PLC                                                                                     257,900              2,046,962
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                                                                                                                     $  3,211,312
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RAILROAD & SHIPPING - 0.6%
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Burlington Northern Santa Fe Corp.                                                                  21,520           $  1,167,460
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Canadian National Railway Co.                                                                       34,485              2,291,528
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                                                                                                                     $  3,458,988
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RESTAURANTS - 0.2%
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McDonald's Corp.                                                                                    38,210           $  1,191,006
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SPECIAL PRODUCTS & SERVICES - 0.5%
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PPG Industries, Inc.                                                                                39,600           $  2,575,188
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SPECIALTY CHEMICALS - 0.8%
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Air Products & Chemicals, Inc.                                                                      27,460           $  1,641,010
---------------------------------------------------------------------------------------------------------------------------------
L'Air Liquide S.A.^                                                                                 16,990              3,019,823
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,660,833
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SPECIALTY STORES - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Gap, Inc.                                                                                           98,140           $  2,071,735
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Matalan PLC                                                                                        312,120              1,126,798
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TJX Cos., Inc.                                                                                      59,920              1,408,719
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,607,252
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TELECOMMUNICATIONS - WIRELESS - 1.5%
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KDDI Corp.                                                                                             416           $  2,007,765
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O2 PLC                                                                                             717,730              1,757,914
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Vodafone Group PLC                                                                               1,725,113              4,445,253
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                                                                                                                     $  8,210,932
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TELEPHONE SERVICES - 4.1%
---------------------------------------------------------------------------------------------------------------------------------
Brasil Telecom Participacoes S.A., ADR^                                                             15,900           $    552,843
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Deutsche Telekom AG                                                                                214,310              4,256,392
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KT Freetel Co. Ltd.                                                                                 61,870              1,637,412
---------------------------------------------------------------------------------------------------------------------------------
Royal KPN N.V                                                                                      411,040              3,580,627
---------------------------------------------------------------------------------------------------------------------------------
Sprint Corp.                                                                                       191,290              5,145,701
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Telecom Corp. of New Zealand Ltd.^                                                                 374,750              1,612,512
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Telefonica S.A.^                                                                                   201,156              3,389,891
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Verizon Communications, Inc.                                                                        84,130              2,879,770
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                                                                                                                     $ 23,055,148
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TOBACCO - 2.1%
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Altria Group, Inc.                                                                                  82,700           $  5,537,592
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British American Tobacco PLC                                                                       236,110              4,721,893
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Swedish Match AB                                                                                   101,660              1,273,590
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                                                                                                                     $ 11,533,075
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TRUCKING - 0.8%
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Singapore Post Ltd.                                                                              2,582,300           $  1,545,729
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TNT N.V.^                                                                                          127,390              3,233,311
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,779,040
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UTILITIES - ELECTRIC POWER - 3.5%
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Dominion Resources, Inc.^                                                                           58,720           $  4,337,059
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Fortum Corp.                                                                                       214,190              3,916,183
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Iberdrola S.A.^                                                                                     62,330              1,590,329
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Kelda Group PLC                                                                                    130,020              1,623,715
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Severn Trent PLC                                                                                    80,520              1,385,109
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Suez S.A.^                                                                                         129,470              3,557,852
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Tohoku Electric Power Co., Inc.                                                                     49,400              1,086,033
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TXU Corp.                                                                                           23,010              1,993,586
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                                                                                                                     $ 19,489,866
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Total Stocks (Identified Cost, $271,082,009)                                                                         $348,885,942
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          PAR AMOUNT                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS - 35.9%
---------------------------------------------------------------------------------------------------------------------------------
ASSET BACKED & SECURITIZED - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Asset Trust, FRN, 0.8464%, 2032##^^                                     $   18,152,902           $    882,278
---------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Pass-Through Certificate, FRN, 3.5781%, 2017##                               1,400,000              1,399,687
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                            353,378                366,818
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First Union National Bank Commercial Mortgage Trust, FRN, 0.9629%, 2043##^^                     27,540,925              1,197,138
---------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.2149%, 2041                       1,870,062              1,918,679
---------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 3.5881%, 2046                         912,088                912,119
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Wachovia Bank Commercial Mortgage Trust, FRN, 3.6781%, 2015##                                      382,221                382,360
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Wachovia Bank Commerical Mortgage Trust, FRN, 3.6281%, 2015##                                    1,444,035              1,445,712
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                                                                                                                     $  8,504,791
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EMERGING MARKET QUASI-SOVEREIGN - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Gaz Capital S.A., 8.625%, 2034                                                              $      450,000           $    553,680
---------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022                                                   438,000                531,732
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Petronas Capital Ltd., 7.875%, 2022                                                              1,086,000              1,358,085
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,443,497
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET SOVEREIGN - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Russian Federation, 3%, 2008                                                                $    1,751,000           $  1,646,640
---------------------------------------------------------------------------------------------------------------------------------
Russian Federation, 5% to 2007, 7.5% to 2030                                                       501,000                555,509
---------------------------------------------------------------------------------------------------------------------------------
State of Qatar, 9.75%, 2030                                                                        959,000              1,445,693
---------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 6.625%, 2015^                                                               320,000                345,920
---------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 8.125%, 2019                                                                884,000              1,068,756
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,062,518
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL MARKET QUASI-SOVEREIGN - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Development Bank of Japan, 1.4%, 2012                                                     JPY   76,000,000           $    702,017
---------------------------------------------------------------------------------------------------------------------------------
Development Bank of Japan, 1.6%, 2014                                                     JPY  260,000,000              2,402,949
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,104,966
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL MARKET SOVEREIGN - 26.7%
---------------------------------------------------------------------------------------------------------------------------------
Canada Housing Trust, 4.65%, 2009                                                         CAD    1,780,000           $  1,521,761
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 3.5%, 2008                                                   EUR    8,231,000             10,318,736
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 3.75%, 2015                                                  EUR    1,960,000              2,478,968
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 6.25%, 2024                                                  EUR    4,997,000              8,188,978
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 6.25%, 2030                                                  EUR    4,245,000              7,227,710
---------------------------------------------------------------------------------------------------------------------------------
Government of Australia, 6.25%, 2015                                                      AUD    3,885,000              3,196,326
---------------------------------------------------------------------------------------------------------------------------------
Government of Canada, 4.5%, 2015                                                          CAD    2,579,000              2,205,582
---------------------------------------------------------------------------------------------------------------------------------
Government of New Zealand, 6.5%, 2013^                                                    NZD   13,538,000              9,710,736
---------------------------------------------------------------------------------------------------------------------------------
Government of New Zealand, 6%, 2015^                                                      NZD    2,747,000              1,915,445
---------------------------------------------------------------------------------------------------------------------------------
Kingdom of Belgium, 3.75%, 2009                                                           EUR    3,105,000              3,930,008
---------------------------------------------------------------------------------------------------------------------------------
Kingdom of Belgium, 5%, 2012                                                              EUR    2,171,000              2,977,086
---------------------------------------------------------------------------------------------------------------------------------
Kingdom of Denmark, 4%, 2015                                                              DKK   13,448,000              2,329,747
---------------------------------------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 5.75%, 2007                                                       EUR    3,864,000              4,939,015
---------------------------------------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 5%, 2012                                                          EUR    1,671,855              2,284,075
---------------------------------------------------------------------------------------------------------------------------------
Kingdom of Norway, 6.5%, 2013                                                             NOK   11,886,000              2,209,164
---------------------------------------------------------------------------------------------------------------------------------
Kingdom of Spain, 6%, 2008                                                                EUR    4,947,000              6,528,082
---------------------------------------------------------------------------------------------------------------------------------
Kingdom of Spain, 5.35%, 2011                                                             EUR    5,182,000              7,161,872
---------------------------------------------------------------------------------------------------------------------------------
Kingdom of Sweden, 5.25%, 2011                                                            SEK   16,615,000              2,422,693
---------------------------------------------------------------------------------------------------------------------------------
Kingdom of Sweden, 4%, 2020                                                               SEK   12,927,918              2,199,586
---------------------------------------------------------------------------------------------------------------------------------
Quebec Province, 1.6%, 2013^                                                              JPY  527,000,000              4,881,057
---------------------------------------------------------------------------------------------------------------------------------
Republic of Austria, 5%, 2012                                                             EUR    4,293,000              5,865,061
---------------------------------------------------------------------------------------------------------------------------------
Republic of Finland, 3%, 2008                                                             EUR    6,074,000              7,498,254
---------------------------------------------------------------------------------------------------------------------------------
Republic of Finland, 5.375%, 2013                                                         EUR    1,121,000              1,578,169
---------------------------------------------------------------------------------------------------------------------------------
Republic of France, 4.75%, 2007                                                           EUR    7,506,000              9,532,805
---------------------------------------------------------------------------------------------------------------------------------
Republic of France, 3%, 2012                                                              EUR      777,686              1,076,943
---------------------------------------------------------------------------------------------------------------------------------
Republic of France, 4.75%, 2012                                                           EUR    3,423,000              4,626,577
---------------------------------------------------------------------------------------------------------------------------------
Republic of France, 6%, 2025                                                              EUR    1,608,000              2,593,395
---------------------------------------------------------------------------------------------------------------------------------
Republic of Ireland, 4.25%, 2007                                                          EUR    8,625,000             10,904,645
---------------------------------------------------------------------------------------------------------------------------------
Republic of Ireland, 4.6%, 2016                                                           EUR      575,000                779,985
---------------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 5.75%, 2009                                                      GBP    1,775,000              3,310,932
---------------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 8%, 2015                                                         GBP    5,909,000             13,596,613
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $149,990,006
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPALS - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Honolulu, HI, City & County Rev., "A", 5%, 2015                                                $ 1,625,000           $  1,788,979
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts State Water Resources Authority, "A", 5.25%, 2015                                    675,000                756,952
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, City Municipal Water Finance Authority, Water & Sewer Systems Rev., "D",           1,775,000              1,871,045
5%, 2037
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,416,976
---------------------------------------------------------------------------------------------------------------------------------
SUPRANATIONAL - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Inter-American Development Bank, 1.9%, 2009                                               JPY  290,000,000           $  2,746,796
---------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.25%, 2007                                                                      $   6,470,000           $  6,446,883
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4.2%, 2007                                                                          7,910,000              7,855,437
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 14,302,320
---------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.25%, 2030                                                             $   2,942,000           $  3,697,956
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.25%, 2013                                                                   945,000                944,889
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4%, 2015###                                                                 1,554,000              1,518,367
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, TIPS, 2%, 2014                                                              4,781,197              4,833,302
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 10,994,514
---------------------------------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $199,192,134)                                                                          $201,566,384
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                              SHARES                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Henkel KGaA                                                                                         20,000           $  1,881,509
---------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stocks (Identified Cost, $1,747,045)                                                                 $  1,881,509
---------------------------------------------------------------------------------------------------------------------------------
ISSUE/STRIKE PRICE/EXPIRATION                                                          NUMBER OF CONTRACTS                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
CALL OPTIONS PURCHASED - 0%
---------------------------------------------------------------------------------------------------------------------------------
JPY - August 2005 @ $111.22 (Premiums Paid, $43,624)                                           502,780,000           $     26,145
---------------------------------------------------------------------------------------------------------------------------------
PUT OPTIONS PURCHASED - 0%
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes 10 Year Futures - August 2005 @ $112 (Premiums Paid, $45,875)                       37           $     47,406
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 3.3%, due 8/01/05, at Amortized Cost<                        $   7,615,000           $  7,615,000
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                   PAR AMOUNT/SHARES                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 8.2%
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Repurchase Agreement, 3.31%, dated 07/29/05, due 08/01/05, total to be received $38,885,293 (secured by various U.S. Treasury and Federal Agency
obligations in an individually traded account), at cost                                         38,874,570           $ 38,874,570
---------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                        7,367,007              7,367,007
---------------------------------------------------------------------------------------------------------------------------------
Total Collateral  for Securities Loaned                                                                              $ 46,241,577
---------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $525,967,264) ~                                                                  $606,263,963
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES-(7.9)%                                                                                 (44,387,534)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                  $561,876,429
---------------------------------------------------------------------------------------------------------------------------------

  * Non-income producing security.
 ## SEC Rule 144A restriction.
### All or a portion of the security has been segregated as collateral for an open futures contract.
  ^ All or a portion of this security is on loan.
 ^^ Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
  ~ As of July 31, 2005, the fund had 18 securities representing $29,528,300 and 5.3% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.

  < The rate shown represents an annualized yield at time of purchase.

  ADR= American Depository Receipt

  FRN=Floating Rate Note. The interest rate is the rate in effect as of period end.

  TIPS=Treasury Inflation Protected Security

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

        AUD= Australian Dollar
        CAD= Canadian Dollar
        CHF= Swiss Franc
        DKK= Danish Krone
        EUR= Euro
        GBP= British Pound
        JPY= Japanese Yen
        NOK= Norwegian Krone
        NZD= New Zealand Dollar
        SEK= Swedish Krona

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS GLOBAL TOTAL RETURN FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 07/31/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                                        $ 527,791,128
                                                                                      =============
Gross unrealized appreciation                                                         $  85,160,507
Gross unrealized depreciation
       Net unrealized appreciation(depreciation)                                         (6,687,672)
                                                                                      -------------
                                                                                      $  78,472,835
                                                                                      =============

(2) Financial Instruments

The fund trades financial instruments with off-balance sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts and futures contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts

                                                                                                     NET UNREALIZED
                                            CONTRACTS TO                              CONTRACTS       APPRECIATION
SETTLEMENT DATE                            DELIVER/RECEIVE        IN EXCHANGE FOR     AT VALUE       (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------------

SALES
-----

        8/8/2005               AUD             4,479,968            $  3,359,976    $  3,396,210      $    (36,234)
        8/15/2005              DKK             7,245,952               1,180,620       1,179,124             1,496
8/8/2005 - 8/24/2005           EUR            38,808,555              47,060,726      47,119,984           (59,258)
        9/6/2005               GBP             4,402,986               7,870,422       7,736,198           134,224
        8/8/2005               JPY           453,157,742               4,190,745       4,039,159           151,586
8/22/2005 - 6/8/2006           NOK            13,690,240               2,098,328       2,117,574           (19,246)
        8/8/2005               NZD            17,207,742              11,940,264      11,741,652           198,612
8/15/2005 - 9/6/2005           SEK            36,594,249               4,834,101       4,718,860           115,241
                                                                    ------------    ------------      ------------
                                                                    $ 82,535,182    $ 82,048,761      $    486,421
                                                                    ============    ============      ============

PURCHASES
---------
        8/8/2005               AUD             2,413,220            $  1,834,334    $  1,829,433      $     (4,901)
        8/8/2005               CAD             1,311,293               1,087,396       1,072,003           (15,393)
        9/7/2005               CHF             4,923,991               3,949,303       3,834,226          (115,077)
        8/15/2005              DKK             5,669,113                 909,605         922,527            12,922
8/8/2005 - 8/24/2005           EUR            18,881,320              23,044,619      22,918,720          (125,899)
        9/6/2005               GBP               400,000                 694,060         702,814             8,754
8/8/2005 - 8/9/2005            JPY         5,037,670,462              48,284,762      44,902,675        (3,382,087)
        8/22/2005              NOK             7,241,934               1,088,047       1,117,912            29,865
8/15/2005 - 9/6/2005           SEK            16,972,404               2,174,171       2,189,740            15,569
                                                                    ------------    ------------      ------------
                                                                    $ 83,066,297    $ 79,490,050      $ (3,576,247)
                                                                    ============    ============      ============

At July 31, 2005, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net receivable of $25,989 with Goldman Sachs & Co. and a net payable of $878,364 with Merrill Lynch International.

At July 31, 2005, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

Futures Contracts
                                                                     Unrealized
                                                                    Appreciation
Description                      Expiration   Contracts  Position (Depreciation)
-------------------------------------------------------------------------------
Japan Government Bonds 10 Year September 2005     6        Long     $ (43,987)

At July 31, 2005, the fund had sufficient cash and/or securities to cover any margin requirements under these contracts.

(3) Country Weightings

----------------------------------
United States                33.9%
----------------------------------
United Kingdom               11.6%
----------------------------------
France                        9.6%
----------------------------------
Japan                         7.9%
----------------------------------
Germany                       7.1%
----------------------------------
Spain                         3.8%
----------------------------------
Netherlands                   2.7%
----------------------------------
Switzerland                   2.6%
----------------------------------
Canada                        2.5%
----------------------------------
Other                        18.3%
----------------------------------

Percentages as based on total net assets as of July 31, 2005.

A prospectus for any MFS product can be obtained from your investment professional. You should read the prospectus carefully before investing as it contains complete information on the fund's investment objective(s), the risks associated with an investment in the fund, and the fees, charges, and expenses involved. These elements, as well as other information contained in the prospectus, should be considered carefully before investing.

(C)2005 MFS Investment Management

MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds
QUARTERLY PORTFOLIO HOLDINGS 07/31/2005

MFS(R) GLOBAL EQUITY FUND

[graphic omitted]


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Global Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 07/31/2005

---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                              SHARES                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
STOCKS - 99.5%
---------------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Diageo PLC                                                                                         734,867           $ 10,159,505
---------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
LVMH Moet Hennessy Louis Vuitton S.A.^                                                             114,400           $  9,514,457
---------------------------------------------------------------------------------------------------------------------------------
Toray Industries, Inc.                                                                             663,000              3,105,414
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 12,619,871
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 3.2%
---------------------------------------------------------------------------------------------------------------------------------
Bridgestone Corp.                                                                                  317,000           $  6,164,414
---------------------------------------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                                                              129,900              6,909,381
---------------------------------------------------------------------------------------------------------------------------------
Toyota Motor Corp.                                                                                 225,600              8,558,609
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 21,632,404
---------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 10.0%
---------------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                               259,700           $ 14,283,500
---------------------------------------------------------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria S.A                                                                415,800              7,017,172
---------------------------------------------------------------------------------------------------------------------------------
Bangkok Bank Public Co. Ltd.                                                                     1,268,500              3,222,513
---------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                    142,500              6,198,750
---------------------------------------------------------------------------------------------------------------------------------
Erste Bank der oesterreichischen Sparkassen AG                                                     130,600              6,654,922
---------------------------------------------------------------------------------------------------------------------------------
OTP Bank Ltd., GDR                                                                                  69,900              5,305,410
---------------------------------------------------------------------------------------------------------------------------------
Powszechna Kasa Oszczednosci Bank Polski S.A.*                                                     175,130              1,456,567
---------------------------------------------------------------------------------------------------------------------------------
PT Bank Central Asia Tbk                                                                         6,409,500              2,385,994
---------------------------------------------------------------------------------------------------------------------------------
Shinsei Bank Ltd.^                                                                                 867,000              4,663,117
---------------------------------------------------------------------------------------------------------------------------------
UBS AG                                                                                             133,892             11,005,249
---------------------------------------------------------------------------------------------------------------------------------
UniCredito Italiano S.p.A                                                                        1,047,400              5,553,216
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 67,746,410
---------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                                                             102,100           $  4,575,101
---------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 4.2%
---------------------------------------------------------------------------------------------------------------------------------
News Corp., Inc., "B"                                                                              391,067           $  6,776,063
---------------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                                                  324,270             10,859,802
---------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                                    421,700             10,812,388
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 28,448,253
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
AMVESCAP PLC                                                                                       448,700           $  3,257,500
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                           98,800             10,619,024
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 13,876,524
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 3.1%
---------------------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"*                                                                               445,150           $ 11,146,556
---------------------------------------------------------------------------------------------------------------------------------
DST Systems, Inc.*                                                                                 189,000              9,593,640
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 20,740,196
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
3M Co.                                                                                              23,300           $  1,747,500
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 3.8%
---------------------------------------------------------------------------------------------------------------------------------
Business Objects S.A.^*                                                                            125,100           $  4,110,139
---------------------------------------------------------------------------------------------------------------------------------
Oracle Corp.*                                                                                    1,000,900             13,592,222
---------------------------------------------------------------------------------------------------------------------------------
Symantec Corp.*                                                                                    356,000              7,821,320
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 25,523,681
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Dell, Inc.*                                                                                        278,000           $ 11,250,660
---------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Sekisui Chemical Co. Ltd.                                                                          443,000           $  2,858,732
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 5.5%
---------------------------------------------------------------------------------------------------------------------------------
Gillette Co.                                                                                       157,800           $  8,469,126
---------------------------------------------------------------------------------------------------------------------------------
L'Oreal S.A.^                                                                                       45,300              3,577,912
---------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                                                30,200              1,680,026
---------------------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC                                                                              782,440             23,533,603
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 37,260,667
---------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
Nitto Denko Corp.                                                                                  116,300           $  6,370,569
---------------------------------------------------------------------------------------------------------------------------------
Schneider Electric S.A                                                                             149,036             11,726,049
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 18,096,618
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 4.0%
---------------------------------------------------------------------------------------------------------------------------------
CANON, Inc.^                                                                                       192,000           $  9,452,286
---------------------------------------------------------------------------------------------------------------------------------
OMRON Corp.                                                                                         77,900              1,658,400
---------------------------------------------------------------------------------------------------------------------------------
Ricoh Co., Ltd.                                                                                    211,000              3,216,201
---------------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd.                                                                        23,330             12,824,766
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 27,151,653
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
EnCana Corp.                                                                                       200,100           $  8,253,890
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
BP PLC                                                                                             629,700           $  6,972,214
---------------------------------------------------------------------------------------------------------------------------------
TOTAL S.A.^                                                                                         45,780             11,497,321
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 18,469,535
---------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Tesco PLC                                                                                        1,541,000           $  8,822,566
---------------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 3.8%
---------------------------------------------------------------------------------------------------------------------------------
Groupe Danone^                                                                                      47,100           $  4,662,959
---------------------------------------------------------------------------------------------------------------------------------
Nestle S.A                                                                                          56,423             15,480,853
---------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                       96,200              5,245,786
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 25,389,598
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
Hilton Group PLC                                                                                 1,980,700           $ 10,103,177
---------------------------------------------------------------------------------------------------------------------------------
William Hill Organization Ltd.                                                                     802,190              8,141,311
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 18,244,488
---------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V                                                                     651,900           $  2,916,334
---------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                              101,200              4,994,220
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  7,910,554
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
AXA                                                                                                381,400           $ 10,430,020
---------------------------------------------------------------------------------------------------------------------------------
QBE Insurance Group Ltd.^                                                                          397,655              5,085,560
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 15,515,580
---------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                                                   53,100           $  5,579,519
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
Atlas Copco AB, "A"^                                                                               207,700           $  3,531,835
---------------------------------------------------------------------------------------------------------------------------------
Sandvik AB                                                                                         314,900             12,595,757
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 16,127,592
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 5.8%
---------------------------------------------------------------------------------------------------------------------------------
DENTSPLY International, Inc.                                                                        91,800           $  5,117,850
---------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.*                                                             159,000             10,660,950
---------------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                                    128,500              6,931,290
---------------------------------------------------------------------------------------------------------------------------------
Smith & Nephew PLC                                                                                 517,100           $  4,920,543
---------------------------------------------------------------------------------------------------------------------------------
Synthes, Inc.                                                                                       16,110              1,748,043
---------------------------------------------------------------------------------------------------------------------------------
Waters Corp.*                                                                                      217,400              9,843,872
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 39,222,548
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Tokyo Gas Co. Ltd.^                                                                                871,000           $  3,172,208
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                               184,200           $  3,527,430
---------------------------------------------------------------------------------------------------------------------------------
Ericsson, Inc., "B"                                                                              1,454,400              4,983,741
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  8,511,171
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Noble Corp.                                                                                         84,600           $  5,683,428
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 10.0%
---------------------------------------------------------------------------------------------------------------------------------
AstraZeneca PLC                                                                                    152,100           $  6,843,386
---------------------------------------------------------------------------------------------------------------------------------
Chugai Pharmaceutical Co. Ltd.                                                                     210,200              3,561,982
---------------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                                    206,200             11,613,184
---------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                                  184,000             11,768,640
---------------------------------------------------------------------------------------------------------------------------------
Roche Holding AG                                                                                    99,800             13,571,065
---------------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis^                                                                                    158,360             13,708,502
---------------------------------------------------------------------------------------------------------------------------------
Schering AG                                                                                        100,100              6,303,068
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 67,369,827
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Reed Elsevier N.V.^                                                                                463,090           $  6,309,511
---------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Canadian National Railway Co.                                                                      117,403           $  7,801,429
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 6.1%
---------------------------------------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                                                      88,360           $  5,280,394
---------------------------------------------------------------------------------------------------------------------------------
Asahi Glass Co. Ltd.^                                                                              762,000              7,341,926
---------------------------------------------------------------------------------------------------------------------------------
BOC Group PLC                                                                                      391,940              7,459,129
---------------------------------------------------------------------------------------------------------------------------------
L'Air Liquide S.A.^                                                                                 97,460             17,322,659
---------------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                                       73,440              3,627,202
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 41,031,310
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 4.1%
---------------------------------------------------------------------------------------------------------------------------------
Esprit Holdings Ltd.                                                                               664,500           $  4,934,958
---------------------------------------------------------------------------------------------------------------------------------
Hennes & Mauritz AB, "B"                                                                            92,400              3,297,173
---------------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                                                   123,400              5,369,134
---------------------------------------------------------------------------------------------------------------------------------
NEXT PLC                                                                                           201,830              5,587,682
---------------------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                                                     353,400              8,308,434
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 27,497,381
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Hutchison Telecommunications International Ltd.*                                                 4,973,000           $  5,687,330
---------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                                               3,295,145              8,490,894
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 14,178,224
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
Singapore Telecommunications Ltd.                                                                4,082,500           $  6,794,122
---------------------------------------------------------------------------------------------------------------------------------
Telefonica S.A                                                                                     613,084             10,331,723
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 17,125,845
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Iberdrola S.A.^                                                                                    252,830           $  6,450,872
---------------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $512,309,787)                                                                         $672,354,851
---------------------------------------------------------------------------------------------------------------------------------

ISSUER                                                                                          PAR AMOUNT                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 3.3%, due 8/01/05, at Amortized Cost<                          $ 6,286,000           $  6,286,000
---------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 8.7%
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Repurchase Agreement, 3.31%, dated 7/29/05, due 8/01/05, total to be received $58,542,900 (secured by various U.S. Treasury and Federal Agency
obligations in an individually traded account), at Cost and Net Asset Value                    $58,537,518           $ 58,537,518
---------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $577,133,305) ~                                                                  $737,178,369
---------------------------------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES - (9.1)%                                                                               (61,684,942)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                  $675,493,427
---------------------------------------------------------------------------------------------------------------------------------

^ All or a portion of this security is on loan.
* Non-income producing security.
< The rate shown represents an annualized yield at time of purchase.
~ As of July 31, 2005, the fund had 15 securities representing $90,946,449 and 13.5% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.

Abbreviations:
GDR = Global Depository Receipt

Country weighting percentages of portfolio holdings based on total net assets as of July 31, 2005, are as follows:

------------------------------------
United States                  34.6%
------------------------------------
Great Britain                  15.4%
------------------------------------
France                         12.8%
------------------------------------
Japan                           9.7%
------------------------------------
Switzerland                     6.2%
------------------------------------
Sweden                          3.6%
------------------------------------
Spain                           3.5%
------------------------------------
Canada                          2.4%
------------------------------------
South Korea                     1.9%
------------------------------------
Other                           9.9%
------------------------------------

See attached schedule. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS GLOBAL EQUITY FUND
SUPPLEMENTAL SCHEDULE (UNAUDITED) 07/31/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund as computed on a federal income tax basis, are as follows:

Aggregate Cost                                              $ 577,134,088
                                                            =============
Gross unrealized appreciation                               $ 169,356,956
Gross unrealized depreciation                                  (9,312,675)
                                                            -------------
      Net unrealized appreciation(depreciation)             $ 160,044,281
                                                            =============

A prospectus for any MFS product can be obtained from your investment professional. You should read the prospectus carefully before investing as it contains complete information on the fund's investment objective(s), the risks associated with an investment in the fund, and the fees, charges, and expenses involved. These elements, as well as other information contained in the prospectus, should be considered carefully before investing.

(C)2005 MFS Investment Management

MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 07/31/2005

MFS(R) UTILITIES FUND

[graphic omitted]


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Utilities Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 07/31/2005

ISSUER                                                                                              SHARES                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
STOCKS - 85.8%
---------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 10.6%
---------------------------------------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.^*                                                                       881,740         $   10,827,767
---------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., "Special A"*                                                                        774,300             23,229,000
---------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR^                                                                          376,100             24,811,317
---------------------------------------------------------------------------------------------------------------------------------
News Corp., "A"^                                                                                 1,461,200             23,934,456
---------------------------------------------------------------------------------------------------------------------------------
NTL, Inc.*                                                                                         185,400             12,353,202
---------------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp.*                                                                              268,700             17,599,850
---------------------------------------------------------------------------------------------------------------------------------
Radio One, Inc., "A"^*                                                                             254,000              3,350,260
---------------------------------------------------------------------------------------------------------------------------------
Radio One, Inc., "D"^*                                                                             490,100              6,474,221
---------------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.                                                                                1,380,500             23,496,110
---------------------------------------------------------------------------------------------------------------------------------
TV Azteca S.A. de C.V                                                                           25,022,000             14,567,785
---------------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                                                  696,900             23,339,181
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  183,983,149
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 0%
---------------------------------------------------------------------------------------------------------------------------------
Houston Exploration Co.^*                                                                           13,900         $      803,281
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro S.A., ADR^                                                                     330,100         $   17,353,357
---------------------------------------------------------------------------------------------------------------------------------
TOTAL S.A.^                                                                                         55,900             14,038,887
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   31,392,244
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 10.1%
---------------------------------------------------------------------------------------------------------------------------------
AGL Resources, Inc.                                                                                572,225         $   22,002,051
---------------------------------------------------------------------------------------------------------------------------------
Equitable Resources, Inc.                                                                           44,100              3,133,305
---------------------------------------------------------------------------------------------------------------------------------
MDU Resources Group, Inc.^                                                                         805,150             24,718,105
---------------------------------------------------------------------------------------------------------------------------------
Northwestern Corp.^                                                                                405,520             12,814,432
---------------------------------------------------------------------------------------------------------------------------------
ONEOK, Inc.^                                                                                       412,300             14,409,885
---------------------------------------------------------------------------------------------------------------------------------
Questar Corp.^                                                                                     278,200             19,524,076
---------------------------------------------------------------------------------------------------------------------------------
Rosetta Resources, Inc.##*                                                                         888,110             14,687,075
---------------------------------------------------------------------------------------------------------------------------------
Sempra Energy                                                                                    1,163,900             49,465,750
---------------------------------------------------------------------------------------------------------------------------------
Southern Union Co.^*                                                                               571,200             14,531,328
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  175,286,007
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 4.1%
---------------------------------------------------------------------------------------------------------------------------------
El Paso Corp.^                                                                                   1,483,100         $   17,797,200
---------------------------------------------------------------------------------------------------------------------------------
Enagas S.A.^                                                                                     1,895,955             33,238,881
---------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc.^                                                                               937,300             19,908,252
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   70,944,333
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
AFK Sistema, GDR##*                                                                                461,600         $    8,179,552
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 3.6%
---------------------------------------------------------------------------------------------------------------------------------
ENSCO International, Inc.                                                                          114,900         $    4,639,662
---------------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                                326,100             14,671,239
---------------------------------------------------------------------------------------------------------------------------------
Halliburton Co.                                                                                    466,300             26,136,115
---------------------------------------------------------------------------------------------------------------------------------
Noble Corp.^                                                                                       100,000              6,718,000
---------------------------------------------------------------------------------------------------------------------------------
Pride International, Inc.*                                                                         362,200              9,424,444
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   61,589,460
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 4.1%
---------------------------------------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc.^*                                                                           272,990         $    4,384,219
---------------------------------------------------------------------------------------------------------------------------------
America Movil S.A. de C.V., ADR, "L"^                                                            1,126,500             25,075,890
---------------------------------------------------------------------------------------------------------------------------------
Hutchison Telecommunications International Ltd.*                                                   723,000                826,853
---------------------------------------------------------------------------------------------------------------------------------
MTN Group Ltd.*                                                                                    103,100                728,678
---------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                                              15,379,751             39,630,376
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   70,646,016
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 15.0%
---------------------------------------------------------------------------------------------------------------------------------
BellSouth Corp.^                                                                                   466,400         $   12,872,640
---------------------------------------------------------------------------------------------------------------------------------
Bharti Tele-Ventures Ltd.*                                                                         141,800                924,116
---------------------------------------------------------------------------------------------------------------------------------
CenturyTel, Inc.^                                                                                  362,600             12,462,562
---------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co.^                                                                     2,119,100             27,844,974
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom AG^                                                                               691,057             13,725,023
---------------------------------------------------------------------------------------------------------------------------------
FastWeb S.p.A^*                                                                                    341,029             14,771,005
---------------------------------------------------------------------------------------------------------------------------------
France Telecom S.A.^*                                                                              629,310             19,446,619
---------------------------------------------------------------------------------------------------------------------------------
KT Freetel Co. Ltd.                                                                                251,310              6,651,010
---------------------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc.^                                                                          394,900              9,655,305
---------------------------------------------------------------------------------------------------------------------------------
Singapore Telecommunications Ltd.                                                                9,492,000             15,796,647
---------------------------------------------------------------------------------------------------------------------------------
Sprint Corp.                                                                                     2,252,300             60,586,870
---------------------------------------------------------------------------------------------------------------------------------
Telecom Corp. of New Zealand Ltd.^                                                               2,566,427             11,043,078
---------------------------------------------------------------------------------------------------------------------------------
Telefonica S.A.^                                                                                 1,602,544             27,006,154
---------------------------------------------------------------------------------------------------------------------------------
Telus Corp. (Non Voting)*                                                                          644,040             22,518,108
---------------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                       113,000              3,867,990
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  259,172,101
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 36.0%
---------------------------------------------------------------------------------------------------------------------------------
AES Corp.*                                                                                       3,067,500         $   49,233,375
---------------------------------------------------------------------------------------------------------------------------------
Allegheny Energy, Inc.^*                                                                            70,600              2,012,100
---------------------------------------------------------------------------------------------------------------------------------
Avista Corp.^                                                                                      250,900              4,777,136
---------------------------------------------------------------------------------------------------------------------------------
AWG PLC                                                                                            523,400              8,934,506
---------------------------------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc.                                                                   340,300             20,489,463
---------------------------------------------------------------------------------------------------------------------------------
CPFL Energia S.A., ADR^                                                                            595,860             16,040,551
---------------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                                                           292,200             21,581,892
---------------------------------------------------------------------------------------------------------------------------------
DTE Energy Co.^                                                                                    604,400             28,406,800
---------------------------------------------------------------------------------------------------------------------------------
E.ON AG                                                                                            322,800             29,921,090
---------------------------------------------------------------------------------------------------------------------------------
Edison International^                                                                              792,200             32,385,136
---------------------------------------------------------------------------------------------------------------------------------
Endesa S.A.^                                                                                       413,201              9,259,313
---------------------------------------------------------------------------------------------------------------------------------
Enel S.p.A                                                                                       2,503,940             21,462,812
---------------------------------------------------------------------------------------------------------------------------------
Enersis S.A., ADR^                                                                                 974,300             10,191,178
---------------------------------------------------------------------------------------------------------------------------------
Entergy Corp.                                                                                      345,700             26,943,858
---------------------------------------------------------------------------------------------------------------------------------
Exelon Corp.                                                                                     1,143,200             61,184,064
---------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp.                                                                                   15,900                791,502
---------------------------------------------------------------------------------------------------------------------------------
Fortum Corp.                                                                                       500,760              9,155,739
---------------------------------------------------------------------------------------------------------------------------------
FPL Group, Inc.                                                                                    201,600              8,692,992
---------------------------------------------------------------------------------------------------------------------------------
International Power PLC                                                                          5,863,500             21,838,440
---------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc.^*                                                                               1,354,400             51,941,240
---------------------------------------------------------------------------------------------------------------------------------
OGE Energy Corp.^                                                                                    3,400                103,292
---------------------------------------------------------------------------------------------------------------------------------
PG&E Corp.^                                                                                        475,700             17,900,591
---------------------------------------------------------------------------------------------------------------------------------
PNM Resources, Inc.^                                                                                26,700                784,713
---------------------------------------------------------------------------------------------------------------------------------
PPL Corp.                                                                                          874,000             53,820,920
---------------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc.^*                                                                           1,883,200             24,971,232
---------------------------------------------------------------------------------------------------------------------------------
RWE AG                                                                                             269,700             18,081,829
---------------------------------------------------------------------------------------------------------------------------------
SCANA Corp.                                                                                        432,800             18,190,584
---------------------------------------------------------------------------------------------------------------------------------
Suez S.A.^                                                                                         748,800             20,577,119
---------------------------------------------------------------------------------------------------------------------------------
TXU Corp.                                                                                          373,000             32,316,720
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  621,990,187
---------------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $1,227,655,386)                                                                     $1,483,986,330
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          PAR AMOUNT                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS - 6.4%
---------------------------------------------------------------------------------------------------------------------------------
ASSET BACKED & SECURITIZED - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, FRN, 3.0949%, 2023##^^                                              $ 4,203,062         $      519,817
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7.5%, 2014                                                            $ 1,135,000         $    1,228,638
---------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.375%, 2015                                                            5,955,000              6,118,763
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    7,347,401
---------------------------------------------------------------------------------------------------------------------------------
OILS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 7.5%, 2015                                                       $ 6,500,000         $    7,020,000
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 8%, 2012                                                                $ 4,765,000         $    5,134,288
---------------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 6.375%, 2014                                                              8,985,000              9,119,775
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   14,254,063
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 4.7%
---------------------------------------------------------------------------------------------------------------------------------
AES Corp., 8.875%, 2011                                                                        $ 7,225,000         $    8,073,938
---------------------------------------------------------------------------------------------------------------------------------
Allegheny Energy Supply Co. LLC, 8.25%, 2012##                                                  13,535,000             15,226,875
---------------------------------------------------------------------------------------------------------------------------------
Beaver Valley Funding Corp., 9%, 2017                                                            3,147,000              3,666,851
---------------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp., 8.5%, 2011                                                                     6,080,000              6,832,400
---------------------------------------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                               2,521,000              2,892,172
---------------------------------------------------------------------------------------------------------------------------------
Enersis S.A., 7.375%, 2014                                                                       4,804,000              5,110,990
---------------------------------------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875%, 2014##                                                                 890,000                916,700
---------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 8%, 2013                                                                      15,250,000             16,317,500
---------------------------------------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 7.75%, 2007                                                              316,000                327,850
---------------------------------------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 8.625%, 2008                                                           7,271,000              7,761,793
---------------------------------------------------------------------------------------------------------------------------------
TXU Corp., 6.5%, 2024##                                                                         14,652,000             14,453,876
---------------------------------------------------------------------------------------------------------------------------------
TXU Eastern Funding Co., 6.75%, 2009**                                                         $   793,000                142,740
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   81,723,685
---------------------------------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $110,122,124)                                                                        $  110,864,966
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                              SHARES                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Southern Union Co., 5%                                                                              82,180         $    4,162,417
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
El Paso Corp., 4.99%##                                                                              15,200         $   16,782,700
---------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc., 5.5%^                                                                          24,600              2,453,850
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   19,236,550
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 4%##                                                                               1,355         $    1,502,018
---------------------------------------------------------------------------------------------------------------------------------
PNM Resources, Inc., 6.75%                                                                         324,400             17,173,736
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   18,675,754
---------------------------------------------------------------------------------------------------------------------------------
Total Convertible Preferred Stocks (Identified Cost, $38,848,732)                                                  $   42,074,721
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
AES Tiete S.A                                                                                  578,838,500         $   10,762,324
---------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stocks (Identified Cost, $9,502,818)                                           $10,762,324
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          PAR AMOUNT                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 10.5%
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Repurchase Agreement, 3.31%, dated 7/29/05, due, 8/01/05, total to be received $52,700,485 (secured by various U.S. Treasury and Agency obligations in
an individually traded account), at Cost                                                        52,695,640         $   52,695,640
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                              SHARES                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio                                                   128,778,226            128,778,226
---------------------------------------------------------------------------------------------------------------------------------
Total Collateral for Securities Loaned, at Amortized Cost                                                          $  181,473,866
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          PAR AMOUNT                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 4.4%
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs, 3.30%, dated 7/29/05, due 8/01/05, total to be received $75,230,683
(secured by various U.S. Treasury and Federal Agency obligations in a jointly traded
account), at Cost                                                                              $75,210,000         $   75,210,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments~ (Identified Cost, $1,642,812,926)                                                               $1,904,372,207
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (10.1)%                                                                             (174,998,120)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $1,729,374,087
---------------------------------------------------------------------------------------------------------------------------------



 * Non-income producing security.
** Non-income producing security-in default.
 ^ All or a portion of this security is on loan.
## SEC Rule 144A restriction.
 ~ As of July 31, 2005 the fund had four securities representing $37,961,582 and 2.2% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.
^^ Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

   ADR=American Depository Receipt.
   GRD=Global Depository Receipt.
   FRN=Floating Rate Note. The interest rate is the rate in effect as of period end.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS UTILITIES FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 7/31/05

(1) Portfolio Securities

Aggregate Cost                                         $1,644,205,598
                                                       ==============
Gross unrealized appreciation                          $  274,993,390
Gross unrealized depreciation                             (14,826,781)
                                                       --------------
      Net unrealized appreciation(depreciation)        $  260,166,609
                                                       ==============

(2) Financial Instruments

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund as computed on a federal income tax basis, are as follows: The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts

                                                                                                      NET UNREALIZED
                                             CONTRACTS TO                             CONTRACTS        APPRECIATION
SETTLEMENT DATE                             DELIVER/RECEIVE        IN EXCHANGE FOR    AT VALUE        (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------

SALES
-----
     8/24/2005                 EUR           105,869,163            $128,761,652    $128,531,757        $  229,895
     9/6/2005                  GBP            24,993,789              44,624,973      43,914,947           710,026
                                                                    ------------    ------------        ----------
                                                                    $173,386,625    $172,446,704        $  939,921
                                                                    ============    ============        ==========

PURCHASES
---------
     8/24/2005                 EUR             8,269,660            $ 10,049,498    $ 10,037,639        $  (11,859)
     9/6/2005                  GBP             3,051,826               5,352,261       5,365,232            12,971
                                                                    ------------    ------------        ----------
                                                                    $ 15,401,759    $ 15,402,871        $    1,112
                                                                    ============    ============        ==========

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. Dollar. A list of abbreviations is shown below.

EUR= Euro               GBP= British Pound

(3) Country Weightings

United States                      66.0%
----------------------------------------
Great Britain                       4.1%
----------------------------------------
Spain                               4.0%
----------------------------------------
Mexico                              3.7%
----------------------------------------
Germany                             3.6%
----------------------------------------
France                              3.1%
----------------------------------------
Brazil                              2.6%
----------------------------------------
Italy                               2.1%
----------------------------------------
Canada                              2.0%
----------------------------------------
Chile                               1.1%
----------------------------------------
Singapore                           0.9%
----------------------------------------
New Zealand                         0.6%
----------------------------------------
Finland                             0.5%
----------------------------------------
Russia                              0.5%
----------------------------------------
India                               0.5%
----------------------------------------
Hong Kong                           0.5%
----------------------------------------
South Africa                        0.4%
----------------------------------------
South Korea                         0.4%
----------------------------------------
Other                               3.4%
----------------------------------------

Percentages as based on total net assets as of July 31, 2005.

A prospectus for any MFS product can be obtained from your investment professional. You should read the prospectus carefully before investing as it contains complete information on the fund's investment objective(s), the risks associated with an investment in the fund, the fees, charges, and expenses involved. These elements, as well as other information contained in the prospectus, should be considered carefully before investing.

(C)2005 MFS Investment Management

MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the "Act")) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST VI
            -------------------------------------------------------------------


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President

Date: September 20, 2005
      ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President (Principal Executive Officer)

Date: September 20, 2005
      ------------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 20, 2005
      ------------------


* Print name and title of each signing officer under his or her signature.